CERTNYS

NYSE Group

07051750

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5020 | f 212.656.5893
pmadho@nyse.com

1-33432

April 27, 2007

RECD S.E.C.
APR 2 7 2007
1086

PROCESSED
MAY 0 4 2007
THOMSON
FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MORGAN STANLEY CAPITAL TRUST VIII, Capital Securities (and the Guarantee with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 27, 2007. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

END